Revenues	6 Months Ended
Jun. 30, 2020
Revenues [Abstract]
Revenues

Note 6 – Revenues

The table below provides information regarding receivables, contract assets and contract liabilities deriving from contracts with customers.

	June 30,
	2019	2020
	Thousands USD	Thousands USD
Trade receivables	1,174	515
Contract assets	-	26
Contract liabilities	766	917

The contract liabilities primarily relate to the advance consideration received from customers for contracts containing yearly warranty services. The revenue is recognized on a straight line basis over the contract period.

In the following tables, the Group's revenue is disaggregated by major products, primary geographical market and timing of revenue recognition.

Revenues per major products:

	For the six-month Ended June 30
	2019	2020
	Thousands USD	Thousands USD

Consumables	222	265
Printing services	-	52
Sales of printers	2,577	673
Total	2,799	990
Printers rental	51	-
Total revenues	2,850	990

Revenues per geographical locations:

	For the six-month Ended June 30
	2019	2020
	Thousands USD	Thousands USD
U.S.	1,040	582
Asia Pacific	639	117
Europe and Israel	1,171	291
Total revenues	2,850	990

Revenues per timing of revenue recognition:

	For the six-month Ended June 30
	2019	2020
	Thousands USD	Thousands USD
Goods and services transferred over time	327	273
Goods transferred at a point in time	2,523	717
Total revenues	2,850	990